Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER REAL ESTATE FUND
Prospectus Date	rr_ProspectusDate	Jun. 29, 2017
Supplement [Text Block]	oref_SupplementTextBlock
OPPENHEIMER REAL ESTATE FUND

Supplement dated May 17, 2018 to the
Prospectus dated June 29, 2017

This supplement amends the Prospectus of Oppenheimer Real Estate Fund (the “Fund”), and is in addition to any other supplement(s).

1.	The Fund’s Board of Trustees approved an amendment to the management fee schedule of the Fund’s investment advisory agreement in order to reduce the management fee. As a result, in the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” and the related footnotes are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses*

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y	Class I
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	0.20%	0.21%	0.20%	0.20%	0.20%	0.04%
Total Annual Fund Operating Expenses	1.33%	2.09%	2.08%	1.58%	1.08%	0.92%
*	Expenses have been restated to reflect current fees.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$703	$975	$1,266	$2,094	$703	$975	$1,266	$2,094
Class B	$714	$962	$1,335	$2,067	$214	$662	$1,135	$2,067
Class C	$313	$658	$1,130	$2,435	$213	$658	$1,130	$2,435
Class R	$162	$503	$867	$1,893	$162	$503	$867	$1,893
Class Y	$111	$345	$599	$1,324	$111	$345	$599	$1,324
Class I	$94	$295	$512	$1,136	$94	$295	$512	$1,136

OPPENHEIMER REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	oref_SupplementTextBlock
OPPENHEIMER REAL ESTATE FUND

Supplement dated May 17, 2018 to the
Prospectus dated June 29, 2017

This supplement amends the Prospectus of Oppenheimer Real Estate Fund (the “Fund”), and is in addition to any other supplement(s).

1.	The Fund’s Board of Trustees approved an amendment to the management fee schedule of the Fund’s investment advisory agreement in order to reduce the management fee. As a result, in the section titled “Fees and Expenses of the Fund,” the table titled “Annual Fund Operating Expenses” and the related footnotes are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses*

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class R	Class Y	Class I
Management Fees	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None	None
Other Expenses	0.20%	0.21%	0.20%	0.20%	0.20%	0.04%
Total Annual Fund Operating Expenses	1.33%	2.09%	2.08%	1.58%	1.08%	0.92%
*	Expenses have been restated to reflect current fees.

2.	In the section titled “Fees and Expenses of the Fund,” the table that appears in the sub-section titled “Example,” is deleted in its entirety and replaced with the following:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$703	$975	$1,266	$2,094	$703	$975	$1,266	$2,094
Class B	$714	$962	$1,335	$2,067	$214	$662	$1,135	$2,067
Class C	$313	$658	$1,130	$2,435	$213	$658	$1,130	$2,435
Class R	$162	$503	$867	$1,893	$162	$503	$867	$1,893
Class Y	$111	$345	$599	$1,324	$111	$345	$599	$1,324
Class I	$94	$295	$512	$1,136	$94	$295	$512	$1,136

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
OPPENHEIMER REAL ESTATE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[1]
1 Year	rr_ExpenseExampleYear01	$ 703
3 Years	rr_ExpenseExampleYear03	975
5 Years	rr_ExpenseExampleYear05	1,266
10 Years	rr_ExpenseExampleYear10	2,094
1 Year	rr_ExpenseExampleNoRedemptionYear01	703
3 Years	rr_ExpenseExampleNoRedemptionYear03	975
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,266
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,094
OPPENHEIMER REAL ESTATE FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[1]
1 Year	rr_ExpenseExampleYear01	$ 714
3 Years	rr_ExpenseExampleYear03	962
5 Years	rr_ExpenseExampleYear05	1,335
10 Years	rr_ExpenseExampleYear10	2,067
1 Year	rr_ExpenseExampleNoRedemptionYear01	214
3 Years	rr_ExpenseExampleNoRedemptionYear03	662
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,135
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,067
OPPENHEIMER REAL ESTATE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 313
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,130
10 Years	rr_ExpenseExampleYear10	2,435
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,130
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,435
OPPENHEIMER REAL ESTATE FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[1]
1 Year	rr_ExpenseExampleYear01	$ 162
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	867
10 Years	rr_ExpenseExampleYear10	1,893
1 Year	rr_ExpenseExampleNoRedemptionYear01	162
3 Years	rr_ExpenseExampleNoRedemptionYear03	503
5 Years	rr_ExpenseExampleNoRedemptionYear05	867
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,893
OPPENHEIMER REAL ESTATE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[1]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	345
5 Years	rr_ExpenseExampleYear05	599
10 Years	rr_ExpenseExampleYear10	1,324
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	345
5 Years	rr_ExpenseExampleNoRedemptionYear05	599
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,324
OPPENHEIMER REAL ESTATE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.88%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
1 Year	rr_ExpenseExampleYear01	$ 94
3 Years	rr_ExpenseExampleYear03	295
5 Years	rr_ExpenseExampleYear05	512
10 Years	rr_ExpenseExampleYear10	1,136
1 Year	rr_ExpenseExampleNoRedemptionYear01	94
3 Years	rr_ExpenseExampleNoRedemptionYear03	295
5 Years	rr_ExpenseExampleNoRedemptionYear05	512
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,136

[1]	Expenses have been restated to reflect current fees.